March 15, 2006

United States Securities and Exchange Commission

Division of Corporate Finance

450 Fifth Street, NW

Washington, DC 20549

Gentlemen:

We are hereby electronically transmitting the 2005 Annual Report on Form 10-K, Commission File Number 1-8590, for Murphy Oil Corporation (Murphy) for the year ended December 31, 2005.

In 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets an amendment of APB Opinion No. 29; FIN 47, Accounting for Conditional Asset Retirement Obligations; FSP 109-1, Accounting for Suspended Well Costs; and EITF 03-13, Applying the Conditions in Paragraph 42 of SFAS No. 144 in Determining Whether to Report Discontinued Operations. Also, as discussed in Note G on Page F-14 on Form 10-K, Murphy adopted SFAS No. 143, Accounting for Asset Retirement Obligations, effective January 1, 2003.

If you have questions or require further information related to this filing, please call the undersigned at (870) 864-6290 or Keith Caldwell at (870) 864-6468.

Sincerely,

/s/ JOHN W. ECKART
John W. Eckart, Controller
Murphy Oil Corporation
CIK 0000717423